RELATED PARTY TRANSACTIONS AND LEASE OBLIGATIONS (Details) (USD $)	1 Months Ended					12 Months Ended			12 Months Ended
	Sep. 30, 2011	Mar. 31, 2013	Aug. 20, 2012	Mar. 31, 2012	Jan. 31, 2012	Mar. 31, 2013 Sutter Buttes Llc [Member]	Mar. 31, 2013 Sutter Lease [Member]	Apr. 23, 2012 Sutter Lease [Member] acre	Mar. 31, 2013 Carlson Lease [Member]	Aug. 22, 2012 Sacramento Lease [Member]	Jan. 31, 2012 Office and Laboratory [Member]
Lease agreement, increased rent, per month					$ 1,500						$ 500
Land lease agreement, aggregate rent amount		148,750	1,000	14,500
Payments for Rent						250,000	250,000
Area of Land								1,000
Lease Expiration Date							May 01, 2014		May 01, 2017
Operating Leases, Rent Expense							114,583
Due from Related Parties							135,417
Advance payment on related party lease		125,000		0			125,000
Advance payment on related party lease, net of current portion		10,417		0			10,417
Security Deposit		2,500		1,500					1,500	1,000
Monthly Payments For Rent									$ 2,300
Lease Agreement Expiry Term	5 years					24 months
Lease Agreement Expiry Date	Sep. 01, 2016